UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: December 31, 2003
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  February 10, 2004

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $145,666

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      634    13605 SH       SOLE                                      13605
AFFILIATED COMPUTER A          COM              008190100     5763   105825 SH       SOLE                    70000             35825
ANADARKO PETROLEUM             COM              032511107     3213    62992 SH       SOLE                    45000             17992
AVERY DENNISON CORP            COM              053611109     4367    77950 SH       SOLE                    46300             31650
BURLINGTON RESOURCES           COM              122014103     1720    31050 SH       SOLE                    24500              6550
CARDINAL HEALTH INC            COM              14149Y108     4462    72950 SH       SOLE                    46800             26150
CELGENE                        COM              151020104     6420   143050 SH       SOLE                    92200             50850
CHEVRONTEXACO CORP COM         COM              166764100      428     4950 SH       SOLE                                       4950
CISCO SYS INC COM              COM              17275R102     3670   151450 SH       SOLE                    93800             57650
CITIGROUP INC                  COM              172967101     5227   107678 SH       SOLE                    72479             35199
D R HORTON INC COM             COM              23331A109     7854   181550 SH       SOLE                   117000             64550
DEVON ENERGY CORP COM          COM              25179M103     3879    67750 SH       SOLE                    35800             31950
DOLLAR GEN CORP COM            COM              256669102     5639   268673 SH       SOLE                   179600             89073
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      326     9400 SH       SOLE                                       9400
FANNIE MAE                     COM              313586109     5926    78950 SH       SOLE                    51100             27850
FRIEDMAN BILLINGS RMSY CL A    COM              358434108     6110   264720 SH       SOLE                   165000             99720
GENERAL ELECTRIC CO            COM              369604103     4201   135590 SH       SOLE                    71600             63990
HIBERNIA CORP CL A             COM              428656102      529    22500 SH       SOLE                                      22500
HOME DEPOT                     COM              437076102     3482    98100 SH       SOLE                    70600             27500
IBM CORP                       COM              459200101     3967    42808 SH       SOLE                    24700             18108
LOWES COS INC COM              COM              548661107     1410    25450 SH       SOLE                     3400             22050
MARSH & MCLENNAN COS COM       COM              571748102     3659    76400 SH       SOLE                    52500             23900
MEDTRONIC                      COM              585055106     4981   102460 SH       SOLE                    68400             34060
MICROSOFT CORP                 COM              594918104     3924   143380 SH       SOLE                    87200             56180
NEW YORK CMNTY BANCORP COM     COM              649445103     1521    39980 SH       SOLE                     4000             35980
NEXTEL COMMUNICATIONS CL A     COM              65332V103     5013   178650 SH       SOLE                   117000             61650
PAYCHEX INC                    COM              704326107     6831   183616 SH       SOLE                    94400             89216
PFIZER INC                     COM              717081103     2092    59220 SH       SOLE                    43320             15900
PROCTOR & GAMBLE               COM              742718109      297     2975 SH       SOLE                                       2975
SHURGARD STORAGE CTRS COM      COM              82567D104      813    21600 SH       SOLE                     5000             16600
SUNGARD DATA SYSTEMS           COM              867363103     5766   208075 SH       SOLE                   127400             80675
SYNOPSYS INC COM               COM              871607107     2882    85125 SH       SOLE                    59100             26025
SYSCO CORP COM                 COM              871829107     3524    94650 SH       SOLE                    60000             34650
TIFFANY & CO                   COM              886547108     3112    68850 SH       SOLE                    49600             19250
UNISYS CORP COM                COM              909214108     4983   335561 SH       SOLE                   222010            113551
WAL-MART STORES INC            COM              931142103     3987    75150 SH       SOLE                    51500             23650
WASHINGTON MUTUAL INC          COM              939322103     6025   150175 SH       SOLE                   102300             47875
WASTE CONNECTIONS INC COM      COM              941053100     2536    67150 SH       SOLE                    49400             17750
WILSON GREATBATCH TECHNOLOGIES COM              972232102     2354    55700 SH       SOLE                    31800             23900
WYETH                          COM              983024100     2140    50420 SH       SOLE                    35300             15120